Loss Per Share - Summary of Earnings Per Share (Detail) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Ordinary Shares
Earnings per share [line items]
Basic and diluted	$ (0.07)	$ (0.04)
American Depositary Share
Earnings per share [line items]
Basic and diluted	$ (0.35)	$ (0.2)